COST OF SALES	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
COST OF SALES	COST OF SALES

	Gold		Copper		Other[3]		Total
For the three months ended June 30	2020	2019	2020	2019	2020	2019	2020	2019
Direct mining cost[1,2]	$1,121	$921	$79	$63	$2	$—	$1,202	$984
Depreciation	498	431	63	28	5	7	566	466
Royalty expense	116	78	11	9	—	—	127	87
Community relations	5	7	—	1	—	—	5	8
	$1,740	$1,437	$153	$101	$7	$7	$1,900	$1,545
	Gold		Copper		Other[3]		Total
For the six months ended June 30	2020	2019	2020	2019	2020	2019	2020	2019
Direct mining cost[1,2]	$2,201	$1,815	$148	$139	$4	$—	$2,353	$1,954
Depreciation	972	815	106	70	12	16	1,090	901
Royalty expense	200	144	22	21	—	—	222	165
Community relations	10	13	1	2	—	—	11	15
	$3,383	$2,787	$277	$232	$16	$16	$3,676	$3,035
[1]Direct mining cost includes charges to reduce the cost of inventory to net realizable value as follows: $1 million for the three months ended June 30, 2020 (2019: $12 million) and $18 million for the six months ended June 30, 2020 (2019: $16 million).
[2]Direct mining cost includes the costs of extracting by-products.
[3]Other includes realized hedge gains and losses and corporate amortization.